ORGANIZATION AND BASIS OF PRESENTATION	6 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION

ZK International Group Co., Ltd. (the “Company”) was incorporated in the British Virgin Islands (“BVI”) on May 13, 2015. The Company is a holding company with no operations of its own and conducts its business primarily through its subsidiaries in the People’s Republic of China (“PRC”).

Prior to the disposal described below, the Group, through its PRC subsidiary Zhejiang Zhengkang Industrial Co., Ltd. (“Zhejiang Zhengkang”), was principally engaged in the manufacturing and sales of stainless steel band, copper strip, welded stainless steel pipes and fittings, pipe fittings, valves, light industry machinery and equipment, and other stainless steel products under its trademark “Zhengkang.”

On March 30, 2026, the Company entered into a Stock Purchase Agreement (the “Agreement”) with PIONEER INVESTMENT MANAGEMENT LTD. (the “Purchaser”), a U.S. company, pursuant to which the Company transferred all of its equity interests in certain subsidiaries, including ZK Pipe Industry Co. Ltd., Wenzhou Weijia Pipeline Development Co., Ltd., Zhejiang Zhengkang Industrial Co. Ltd., Wenzhou Zhengfeng Industry and Trade Co. Ltd., Wenzhou Suona Piping Limited, XSigma Corporation, xSigma Trading, LLC, and ZK International Uganda Limited (collectively, the “Disposed Entities”), to the Purchaser, for a cash consideration of $21,000,000 (“2026 Dispositions”). Following the disposal, the Disposed Entities ceased to be consolidated subsidiaries of the Company and have been presented as discontinued operations retroactively for the six months ended March 31, 2026 and 2025. For details of the transaction, please refer to Note 2 - Discontinued operations.

Following the disposal, the Group expanded its business through its newly established PRC subsidiary, Shijiazhuang Zhongkang Technology Co., Ltd. (“Shijiazhuang Zhongkang”), which is principally engaged in the resale of pipeline monitoring components and related peripheral products.

xSigma Collectibles Limited (“xSigma Collectibles”)

xSigma Collectibles Limited (“xSigma Collectibles”) was incorporated on July 6, 2021 under the laws of the British Virgin Islands. Its registered capital is USD 100, and the paid-in capital was zero as of March 31, 2026. xSigma Collectibles launched MaximNFT (“MaximNFT”), available at www.maximnft.com, the exclusive NFT (Non-Fungible Token) marketplace of the iconic men’s lifestyle brand. MaximNFT seeks to provide the best customer experience and innovative NFT solutions. It will allow customers to create and sell NFTs on various blockchains, including, but not limited to, Ethereum, Binance Smart Chain, and Polkadot.

xSigma Entertainment Limited (“xSigma Entertainment”)

xSigma Entertainment Limited (“xSigma Entertainment”) was incorporated on March 17, 2021 under the laws of the British Virgin Islands. Its registered capital is USD 50,000, and the paid-in capital was zero as of March 31, 2026. xSigma Entertainment is a holding entity and currently holds 15.73% ownership of CG Malta Holding Limited (“CG Malta”). CG Malta is a globally licensed sports betting and casino operator and launched MaximBet. MaximBet is sports betting and casino website, available at MaximBet.com and through iOS and Android applications that will allow users to bet on sports and casino in the United States and around the world.

Waterside Inc. Colorado, United States of America (“Waterside Colorado”)

Waterside Inc. (“Waterside”) was incorporated on September 22, 2022 under the laws of the State of Colorado, United States. Waterside is wholly owned by ZK International Group Co., Ltd. (“ZK International”). Waterside is engaged in the gaming business under the “GAME WATERSIDE” brand and provides game-related services, including game operations, game content development and user interface and user experience design. Waterside’s public-facing website lists its principal address as 6855 S Havana St Ste 610, Centennial, Colorado 80112, United States.

Zhengkang International Hong Kong Limited (“ZK Hong Kong”)

Zhengkang International Hong Kong Limited (“ZK Hong Kong”) was incorporated on October 31, 2025 under the laws of Hong Kong. ZK Hong Kong is a private company limited by shares and remains registered as of the date of this description. Its business registration number is 79058202.

Shijiazhuang Zhongkang Technology Co.,Ltd (“Zhongkang Technology”)

Shijiazhuang Zhongkang Technology Co., Ltd (“Shijiazhuang Zhongkang”) was incorporated on November 19, 2025 under the laws of the People’s Republic of China. Its registered capital is RMB 10,000,000. Shijiazhuang Zhongkang is a limited liability company (wholly foreign-owned enterprise) with its registered address at Room 0826, Office Building No. 2, Beihuan Building, No. 1 Jinyi Street, Chang’an District, Shijiazhuang, Hebei Province, the People’s Republic of China. Shijiazhuang Zhongkang is principally engaged in technology services, new energy business (including solar power, wind power, energy storage, new energy vehicles and charging facilities), sales of electronic products, automotive parts and photovoltaic equipment, as well as import and export of goods.

Shenzhen Likang Xinye Equipment Sales Co., Ltd (“Shenzhen Likang Xinye”)

Shenzhen Likang Xinye Equipment Sales Co., Ltd (“Shenzhen Likang Xinye”) was incorporated on February 26, 2026 under the laws of the People’s Republic of China. Its registered capital is RMB 5,000,000. Shenzhen Likang Xinye is a limited liability company with its registered address at Room 2103, Block A, Zhaobangji Technology Center, No. 4433 Dongbin Road, Liwan Community, Nanshan Sub-district, Nanshan District, Shenzhen, Guangdong Province, the People’s Republic of China. Shenzhen Likang Xinye is principally engaged in sales of electronic components, photovoltaic equipment and components, electronic products, new energy vehicle-related equipment and parts, as well as technology services and import and export of goods.